UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233
(414) 299-2000

February 7, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	SteelPath MLP Funds Trust
Registration No.:  811-22363

Ladies and Gentlemen:

On behalf of the above-referenced registered Investment Company (the “Company”) transmitted herewith for filing pursuant to Rule 30b-2-1 and section 24(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended November 30, 2012.

Questions and comments may be directed to the undersigned at (414) 299-2142.

Very truly yours,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
AVP Fund Administration

Encl.